Investment in Associates and Joint Ventures (Narrative) (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions						3 Months Ended				9 Months Ended				12 Months Ended
	Aug. 21, 2024 CAD ($) shares	Aug. 21, 2024 USD ($) shares	May 04, 2023 CAD ($)	May 04, 2023 USD ($)	Jul. 01, 2021 USD ($)	Jul. 31, 2024 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Jul. 31, 2023 CAD ($)	Jul. 31, 2024 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Jul. 31, 2023 CAD ($)	Oct. 31, 2023 CAD ($)	Jul. 31, 2024 USD ($) $ / shares	Jan. 31, 2024 USD ($)	Oct. 31, 2023 USD ($) $ / shares
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Investment in Schwab						$ 10,031				$ 10,031				$ 8,907
Share of net income from investment in Schwab						190			$ 182	$ 525			$ 708
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Equity investment percentage										12.30%				12.40%
Fair value of outstanding shares						20,000				$ 20,000				$ 16,000	$ 15,000		$ 12,000
Closing price of shares | $ / shares															$ 65.19		$ 52.04
Percentage of voting common shares										9.80%
Investment in Schwab						10,000				$ 10,000				$ 8,900
Share of net income from investment in Schwab						$ 190			$ 525	$ 182			$ 708
Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits					$ 10,000
Charles Schwab Corporation [member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits			$ 6,800	$ 5,000
Options exercised to buy fixed rate obligations							$ 700				$ 700					$ 500
Option termination fees							$ 32	$ 23			$ 337	$ 250
Bottom of range [member] | Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits					$ 50,000
Bottom of range [member] | Charles Schwab Corporation [member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits				$ 60,000
Major business combination [member] | Top of range [member] | Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of voting common shares										9.90%
Other Disposals Of Assets [Member] | Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Equity investment percentage	10.10%	10.10%
Other income	$ 1,000	$ 700
Other income net of tax	$ 500	$ 400
Number of shares sold | shares	40.5	40.5
Proceeds from sale of shares in equity method investment	$ 3,400	$ 2,500